Transfers from The ESOP of UMB - Additional Information (Details) - EBP 001	12 Months Ended
Dec. 31, 2025
Transfers from The ESOP of UMB [Line Items]
Share diversification percentage, upon attaining age 60	50.00%
Age when, share diversification percentage is 50	60 years
Maximum
Transfers from The ESOP of UMB [Line Items]
Percentage of diversification of shares	25.00%
Minimum
Transfers from The ESOP of UMB [Line Items]
Participant age	50 years
Years of service	10 years